Note 23 - Assets and Liabilities under reinsurance and insurance contracts - Liabilities Under Reassurance And Assurance Contracts (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		€ 9,951,000,000	€ 10,606,000,000	€ 9,834,000,000
INSURANCE OR REINSURANCE ASSETS		306,000,000	341,000,000	366,000,000
Mathematical reserves [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		8,731,000,000	9,247,000,000	8,504,000,000
Individual Life Insurance [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	[1]	6,268,000,000	6,731,000,000	6,201,000,000
Individual Life Insurance [Member] | Savings Accounts [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		5,431,000,000	5,906,000,000	5,180,000,000
Individual Life Insurance [Member] | Risk Member
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		836,000,000	825,000,000	1,021,000,000
Group Insurance [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	[2]	2,463,000,000	2,517,000,000	2,303,000,000
Group Insurance [Member] | Savings Accounts [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		2,298,000,000	2,334,000,000	2,210,000,000
Group Insurance [Member] | Risk Member
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		165,000,000	182,000,000	93,000,000
Provision for unpaid claims reported [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		672,000,000	641,000,000	662,000,000
Provisions for unexpired risks and other provisions [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		548,000,000	718,000,000	668,000,000
Total Member | Total Member
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		€ 9,951,000,000	€ 10,606,000,000	€ 9,834,000,000

[1]	(1) Provides coverage in the event of death or disability.
[2]	(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of its employees